LOAN RECEIVABLE, CURRENT	12 Months Ended
Dec. 31, 2019
LOAN RECEIVABLE, CURRENT
LOAN RECEIVABLE, CURRENT

8. LOAN RECEIVABLE, CURRENT

The following table sets forth the loan agreement in loan receivable, current balance:

			Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	Interest Rate	Due Date
4/5/2017	Suzhou Zhixinliren Investments Co., Limited ("Suzhou Zhixinliren")	Ambow Shengying	—	0%	4/4/2019

On April 5, 2017, Ambow Shengying entered into an agreement to provide an interest-free loan to Suzhou Zhixinliren in the amount of RMB 42,677, with a maturity of April 4, 2018. On March 7, 2018, Ambow Shengying entered into a supplementary agreement with Suzhou Zhixinliren to extend the term of loan for additional one year. The extended maturity date of the loan was April 4, 2019. Suzhou Zhixinliren is a non-affiliate third party to the Company.

In order to meet the Company’s acquisition fund and working capital needs in US Dollars, on April 5, 2017, the Company entered into an agreement to receive an interest-free loan from Sino Accord Investments Limited (“Sino Accord”) in the amount of US$ 6,000 (equivalent to RMB 41,179 as of December 31, 2018). The due date of the loan was April 4, 2018. On March 7, 2018, the Company entered into a supplementary agreement with Sino Accord to extend the term of loan for additional one year. The extended maturity date of the loan was April 4, 2019. Sino Accord is a non-affiliated party to the Company. Through an understanding among the Company, Ambow Shengying, Suzhou Zhixinliren and Sino Accord, the borrowing due to Sino Accord, current at amount of US$ 6,000 was correlated to the loan receivable, current at amount of RMB 42,677. It was the understanding among the parties that when the borrowing from third party, current is repaid, the loan receivable, current will similarly be collected.

As of December 31, 2019, the Company fully repaid the borrowing due to Sino Accord and fully collected the loan receivable, current from Suzhou Zhixinliren. Refer to Note 14-Borrowing From Third Party, Current.

As of December 31, 2018 and 2019, the Company has RMB 42,677 and RMB nil of loan receivable, current from Suzhou Zhixinliren, respectively.